CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥) shares
Series A Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Shares, par value | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001
Redeemable Convertible Preferred, shares authorized		0		18,642,038		18,642,038
Redeemable Convertible Preferred Shares, shares issued		0		18,642,038		18,642,038
Redeemable Convertible Preferred Shares, shares outstanding		0		18,642,038		18,642,038
Redeemable Convertible Preferred Shares, Redemption value | ¥		¥ 0		¥ 380,664,000		¥ 174,528,000
Redeemable Convertible Preferred Shares, Liquidation value | ¥		¥ 0		¥ 29,420,000		¥ 29,119,000
Series B Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Shares, par value | $ / shares	0.0001		0.0001		0.0001
Redeemable Convertible Preferred, shares authorized		0		19,617,225		19,617,225
Redeemable Convertible Preferred Shares, shares issued		0		19,617,225		19,617,225
Redeemable Convertible Preferred Shares, shares outstanding		0		19,617,225		19,617,225
Redeemable Convertible Preferred Shares, Redemption value | ¥		¥ 0		¥ 404,394,000		¥ 202,954,000
Redeemable Convertible Preferred Shares, Liquidation value | ¥		¥ 0		¥ 104,748,000		¥ 103,675,000
Series C Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Shares, par value | $ / shares	0.0001		0.0001		0.0001
Redeemable Convertible Preferred, shares authorized		0		44,659,956		44,659,956
Redeemable Convertible Preferred Shares, shares issued		0		44,659,956		44,659,956
Redeemable Convertible Preferred Shares, shares outstanding		0		44,659,956		44,659,956
Redeemable Convertible Preferred Shares, Redemption value | ¥		¥ 0		¥ 943,228,000		¥ 607,847,000
Redeemable Convertible Preferred Shares, Liquidation value | ¥		¥ 0		¥ 556,268,000		¥ 550,571,000
Series D Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Shares, par value | $ / shares	0.0001		0.0001		0.0001
Redeemable Convertible Preferred, shares authorized		12,462,157		12,462,157		12,462,157
Redeemable Convertible Preferred Shares, shares issued		12,462,157		12,462,157		12,462,157
Redeemable Convertible Preferred Shares, shares outstanding		0		0		0
Redeemable Convertible Preferred Shares, Redemption value | ¥		¥ 0		¥ 268,573,000		¥ 208,826,000
Redeemable Convertible Preferred Shares, Liquidation value | ¥		¥ 0		¥ 207,905,000		¥ 205,776,000
Series E Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Shares, par value | $ / shares	0.0001		0.0001		0.0001
Redeemable Convertible Preferred, shares authorized		0		20,137,444		13,040,152
Redeemable Convertible Preferred Shares, shares issued		0		20,137,444		13,040,152
Redeemable Convertible Preferred Shares, shares outstanding		0		20,137,444		13,040,152
Redeemable Convertible Preferred Shares, Redemption value | ¥		¥ 0		¥ 437,249,000		¥ 229,974,000
Redeemable Convertible Preferred Shares, Liquidation value | ¥		¥ 0		¥ 330,573,000		¥ 229,104,000
Series F Redeemable Convertible Preferred Shares
Redeemable Convertible Preferred Shares, par value | $ / shares	0.0001		0.0001		0.0001
Redeemable Convertible Preferred, shares authorized		0		43,381,194		0
Redeemable Convertible Preferred Shares, shares issued		0		31,581,509		0
Redeemable Convertible Preferred Shares, shares outstanding		0		31,581,509		0
Redeemable Convertible Preferred Shares, Redemption value | ¥		¥ 0		¥ 691,472,000		¥ 0
Redeemable Convertible Preferred Shares, Liquidation value | ¥		¥ 0		¥ 599,932,000		¥ 0
Pre-offering Class A ordinary shares
Ordinary Shares, par value | $ / shares	0.0001		0.0001		0.0001
Ordinary Shares, shares authorized		0		126,242,010		214,973,841
Ordinary Shares shares issued		0		41,932,446		34,724,614
Ordinary Shares, shares outstanding		0		34,795,851		24,869,721
Pre-offering Class B ordinary shares
Ordinary Shares, par value | $ / shares	0.0001		$ 0.0001		$ 0.0001
Ordinary Shares, shares authorized		0		214,857,976		170,492,060
Ordinary Shares shares issued		0		55,957,962		55,957,962
Ordinary Shares, shares outstanding		0		55,957,962		55,957,962
Class A Ordinary Shares
Ordinary Shares, par value | $ / shares	0.0001
Ordinary Shares, shares authorized		600,000,000
Ordinary Shares shares issued		309,105,485
Ordinary Shares, shares outstanding		301,287,039
Class B Ordinary Shares
Ordinary Shares, par value | $ / shares	$ 0.0001
Ordinary Shares, shares authorized		25,649,839
Ordinary Shares shares issued		25,649,839
Ordinary Shares, shares outstanding		25,649,839